Long-term debt - Surplus Notes (Details) - USD ($) $ in Millions		1 Months Ended
	Feb. 03, 2015	Sep. 30, 2018	Aug. 31, 2018
Long-term debt
Outstanding surplus notes			$ 17.5
Notes Payable, Other Payables | Surplus Notes
Long-term debt
Outstanding surplus notes			$ 17.5
Term	7 years
Pay down of surplus notes		$ 17.5
Pre-payment, penalty		0.1
Unamortized debt issuance costs		$ 0.4
Notes Payable, Other Payables | Surplus Notes | London Interbank Offered Rate (LIBOR)
Long-term debt
Interest rate spread (as a percent)	8.00%